Cover	Dec. 19, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 19, 2022
Entity File Number	001-40597
Entity Registrant Name	MamaMancini’s Holdings, Inc.
Entity Central Index Key	0001520358
Entity Tax Identification Number	27-0607116
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	25 Branca Road
Entity Address, City or Town	East Rutherford
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07073
City Area Code	(201)
Local Phone Number	532-1212
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.00001 par value per share
Trading Symbol	MMMB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false